UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6384

        Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Texas Quality Income Municipal Fund (NTX)
	April 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.5% (0.9% of Total Investments)
$ 2,360	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$1,897,369
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 16.1% (10.4% of Total Investments)
1,000	Central Texas Higher Education Authority Inc., Texas, Student Loan Revenue Bonds,	7/09 at 100.00	Aa2	943,014
	Auction Rate Coupon, 1.085%, 12/01/37 (Alternative Minimum Tax) (4)
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,167,215
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,218,057
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,262,807
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Ba3	1,614,753
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Ba3	1,665,778
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Ba3	1,716,896
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	AAA	1,730,534
	FSA Insured
2,000	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	2,074,860
	3/15/20 – FSA Insured
2,330	Universal City Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist	3/11 at 102.00	A–	2,276,550
	University Project, Series 2001, 5.625%, 3/01/26
5,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24 –	4/12 at 100.00	AAA	5,057,400
	FSA Insured

21,075	Total Education and Civic Organizations			20,727,864

	Energy – 1.8% (1.2% of Total Investments)
3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	10/09 at 101.00	BBB	2,357,220
	Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)

	Health Care – 17.0% (11.0% of Total Investments)
3,270	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	9/09 at 100.00	AA–	3,107,285
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 –
	MBIA Insured
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 – RAAI Insured	7/14 at 100.00	A3	1,444,965
1,835	5.250%, 7/01/21 – RAAI Insured	7/14 at 100.00	A3	1,494,406
4,140	Midland County Hospital District, Texas, Hospital Revenue Bonds, Series 1992, 0.000%, 6/01/11	No Opt. Call	BBB–	3,662,534
2,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Baylor	5/11 at 100.00	Aa2	1,902,560
	Healthcare System, Series 2001A, 5.125%, 5/15/29
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,
	Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	Baa2	1,554,520
1,000	6.000%, 12/01/34	12/13 at 100.00	Baa2	721,150
2,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,274,100
	Tarrant County Health Resources, Series 2007B, 5.000%, 11/15/42
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AAA	2,148,240
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37
2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 101.00	Baa3	1,917,400
	Shannon Health System Project, Series 2001, 6.750%, 5/15/21
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	446,327
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	1,310,720
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33

25,190	Total Health Care			21,984,207

	Housing/Multifamily – 1.3% (0.8% of Total Investments)
	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds,
	Waters at Northern Hills Apartments Project, Series 2001A:
2,000	6.000%, 8/01/31 – MBIA Insured	8/11 at 102.00	Baa1	1,217,700
750	6.050%, 8/01/36 – MBIA Insured	8/11 at 102.00	Baa1	444,645

2,750	Total Housing/Multifamily			1,662,345

	Housing/Single Family – 3.5% (2.3% of Total Investments)
1,741	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	4/11 at 106.75	AAA	1,806,281
	Bonds, Series 2001A-3, 6.180%, 4/01/33
20	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	9/09 at 100.00	Caa1	19,699
	1991A, 8.500%, 9/01/11
2,780	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	2,714,503
	5.550%, 9/01/33 – MBIA Insured (Alternative Minimum Tax)

4,541	Total Housing/Single Family			4,540,483

	Long-Term Care – 0.8% (0.5% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
1,000	5.000%, 7/01/27	7/17 at 100.00	BBB	679,200
600	5.000%, 7/01/37	7/17 at 100.00	BBB	369,414

1,600	Total Long-Term Care			1,048,614

	Materials – 4.1% (2.7% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue	3/10 at 101.00	BBB	2,438,100
	Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)
3,000	Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Bonds, E.I.	10/09 at 100.00	A	2,868,660
	DuPont de Nemours and Company Project, Series 1996, 6.400%, 4/01/26 (Alternative Minimum Tax)

6,000	Total Materials			5,306,760

	Tax Obligation/General – 47.2% (30.5% of Total Investments)
1,260	Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004,	6/14 at 100.00	AA+	1,355,823
	5.000%, 6/15/19
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,028,600
	2006, 5.000%, 2/15/36
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,277,655
	2006A, 5.000%, 8/15/22
325	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 – MBIA Insured	8/12 at 100.00	AA	331,494
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates	9/12 at 100.00	AAA	2,436,938
	of Obligation, Series 2002, 5.500%, 9/01/21 – FSA Insured
2,595	Denton County, Texas, Permanent Improvement General Obligation Bonds, Series 2005,	7/12 at 100.00	AA+	2,690,781
	5.000%, 7/15/25
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – FSA Insured	No Opt. Call	AAA	1,953,473
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
1,330	5.000%, 10/01/26 – FGIC Insured	10/12 at 100.00	AA–	1,335,333
1,320	5.000%, 10/01/27 – FGIC Insured	10/12 at 100.00	AA–	1,321,584
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	AA	3,721,643
	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 – AMBAC Insured	2/13 at 100.00	AA	2,615,025
2,235	5.000%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA	2,310,387
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 – AMBAC Insured	3/15 at 100.00	AA	5,253,700
100	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	2/11 at 100.00	Aaa	104,088
	Series 2002, 5.250%, 2/01/21
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 17.78	AAA	600,642
	Bonds, Series 2006, 0.000%, 8/15/45
5,220	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	8/09 at 46.74	AAA	2,427,665
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/21
1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,092,850
	2004, 5.000%, 2/15/20
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,077,842
	2005, 5.000%, 8/15/23
5,515	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,592,045
	2005, 5.000%, 2/15/34
925	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	946,719
	Refunding Bonds, Series 2000, 5.875%, 8/15/25
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aa1	2,075,400
	2008, 5.250%, 2/15/34
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,191,763
1,165	5.000%, 8/15/23 – FSA Insured	8/15 at 100.00	AAA	1,243,253
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/14 at 100.00	Aaa	1,334,188
	2004A, 5.000%, 8/15/22
1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25	2/14 at 100.00	AAA	1,199,428
	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008:
1,000	5.000%, 4/01/30 (UB)	4/18 at 100.00	Aa1	1,031,180
5,000	5.000%, 4/01/33 (UB)	4/17 at 100.00	Aa1	5,098,050
1,110	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	8/11 at 100.00	Aa1	1,155,832
1,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002,	10/12 at 100.00	Aa1	1,596,765
	5.000%, 10/01/18
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, Series	2/17 at 100.00	AAA	3,093,335
	2007, 5.000%, 2/15/32
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
1,000	0.000%, 8/15/22	8/13 at 61.20	AAA	501,370
1,000	0.000%, 8/15/24	8/13 at 54.88	AAA	444,040
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,500	0.000%, 8/15/43	8/15 at 23.12	AAA	203,010
1,500	0.000%, 8/15/44	8/15 at 21.88	AAA	190,995
425	0.000%, 8/15/45	8/15 at 20.76	AAA	50,830

69,820	Total Tax Obligation/General			60,883,726

	Tax Obligation/Limited – 7.8% (5.1% of Total Investments)
8,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2007, 5.000%,	12/16 at 100.00	AAA	8,029,677
	12/01/36 – AMBAC Insured
2,250	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AA–	2,058,480
	5.250%, 11/15/22 – MBIA Insured

10,250	Total Tax Obligation/Limited			10,088,157

	Transportation – 5.8% (3.7% of Total Investments)
1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 –	11/13 at 100.00	AA–	1,075,710
	MBIA Insured
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AA–	2,904,073
	Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured
2,600	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	1,071,304
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	1,929,140
	FSA Insured (Alternative Minimum Tax)
500	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	472,515
	5.750%, 1/01/38

9,360	Total Transportation			7,452,742

	U.S. Guaranteed – 21.7% (14.0% of Total Investments) (5)
	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 1992:
3835	0.000%, 8/15/14 (Pre-refunded 8/15/09) – MBIA Insured	8/09 at 75.34	Aa3 (5)	2,875,521
295	0.000%, 8/15/14 (Pre-refunded 8/15/09) – MBIA Insured	8/09 at 75.34	AA (5)	221,660
950	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 (Pre-refunded	8/12 at 100.00	A3 (5)	1,063,373
	8/15/12) – MBIA Insured
	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good
	Shepherd Medical Center Project, Series 2000:
2,000	6.875%, 10/01/20 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	A3 (5)	2,160,480
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	A3 (5)	3,488,355
500	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, St. Luke’s	8/11 at 100.00	AAA	545,245
	Episcopal Hospital, Series 2001A, 5.500%, 2/15/21 (Pre-refunded 8/15/11)
1,400	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	2/11 at 100.00	Aaa	1,504,482
	Series 2002, 5.250%, 2/01/21 (Pre-refunded 2/01/11)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	AAA	1,169,500
	Presbyterian Healthcare System, Series 1996B, 5.750%, 6/01/26 – MBIA Insured (ETM)
1,075	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	1,147,853
	Refunding Bonds, Series 2000, 5.875%, 8/15/25 (Pre-refunded 8/15/10)
1,760	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series	8/09 at 102.00	N/R (5)	1,824,715
	1999, 6.250%, 8/15/19 (Pre-refunded 8/15/09)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	AAA	3,481,950
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17) (6)
1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%,	2/12 at 100.00	AAA	1,917,493
	2/01/20 (Pre-refunded 2/01/12)
1,440	South Texas Community College District, General Obligation Bonds, Series 2002, 5.500%, 8/15/17	8/12 at 100.00	A1 (5)	1,636,474
	(Pre-refunded 8/15/12) – AMBAC Insured
3,500	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/10 at 101.00	A+ (5)	3,837,750
	Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20
	(Pre-refunded 11/15/10)
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1 (5)	1,128,300
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31 (Pre-refunded 7/01/12)

26,255	Total U.S. Guaranteed			28,003,151

	Utilities – 10.3% (6.7% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa2	1,054,541
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A,	10/09 at 101.00	BBB–	2,189,952
	5.375%, 4/01/19
200	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C,	5/09 at 101.00	A	191,382
	5.125%, 5/01/19 – AMBAC Insured
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	A	5,010,400
	AMBAC Insured
2,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	2/10 at 100.00	Aa3	2,015,520
	TECO Project, Series 2000, 5.750%, 2/15/15 – AMBAC Insured (Alternative Minimum Tax)
2,000	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A1	2,037,680
1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/09 at 101.00	BBB–	825,050
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

15,160	Total Utilities			13,324,525

	Water and Sewer – 12.8% (8.2% of Total Investments)
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	AA–	1,036,426
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	AA–	1,054,978
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA	1,035,840
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,092,220
	5/15/23 – FGIC Insured
3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	3,829,910
	5.500%, 12/01/17 – FSA Insured
	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	AA	1,760,371
1,760	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	AA	1,835,486
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AA–	1,298,569
	Series 2004A, 5.000%, 3/01/22 – MBIA Insured
1,500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999A,	7/09 at 100.00	AAA	1,509,015
	5.500%, 7/15/21

15,735	Total Water and Sewer			16,452,815

$ 213,096	Total Long-Term Investments (cost $201,081,598) – 151.7%			195,729,978

	Short-Term Investments – 3.1% (2.0% of Total Investments)
$ 4,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	7/09 at 100.00	VMIG-1	4,000,000
	Texas Children's Hospital, Series 2008-1, Variable Rate Demand Obligations, 0.380%, 10/01/41 (7)

	Total Short-Term Investments (cost $4,000,000)			4,000,000

	Total Investments (cost $205,081,598) – 154.8%			199,729,978

	Floating Rate Obligations – (3.1)%			(3,960,000)

	Other Assets Less Liabilities – 1.8%			2,270,574

	Preferred Shares, at Liquidation Value – (53.5)% (8)			(69,000,000)

	Net Assets Applicable to Common Shares – 100%			$129,040,552

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$198,786,964	$943,014	$199,729,978

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$544,376
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	398,638
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at end of period	$943,014

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $201,087,233.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 5,826,299
Depreciation	(11,143,615)

Net unrealized appreciation (depreciation) of investments	$ (5,317,316)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time it is formally determined that the interest on the bonds should be treated as taxable.
(7)	Investment has a maturity date of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(8)	Preferred shares, at Liquidation Value as a percentage of Total Investments is 34.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         June 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        June 29, 2009